EARNINGS PER SHARE (Tables)	12 Months Ended
Jun. 30, 2023
Earnings Per Share [Abstract]
Schedule of the computation of basic and diluted net earnings per share
The following table sets forth the computation of basic and diluted net earnings per share attributable to the Company’s common shareholders for the years indicated:

	Year ended June 30,
	2021	2022	2023
Numerator:
Net income attributable to the Company as reported	$89,709	$83,182	$106,931

Net income attributable to common stockholders – basic	$89,709	$83,182	$106,931

Net income attributable to common stockholders – diluted	$89,709	$83,182	$106,931

Denominator:
Weighted average ordinary shares outstanding used in computing basic earnings per share(i)	60,566,709	61,007,806	61,521,412
Effect of dilutive securities
Share options	—	65,337	148,449
Restricted shares	947,040	495,333	364,539

Weighted average ordinary shares outstanding used in computing diluted earnings per share	61,513,749	61,568,476	62,034,400

Earnings per share – basic	$1.48	1.36	1.74

Earnings per share – diluted	$1.46	1.35	1.72

(i)
Vested and unissued restricted shares of 15,000, 15,000 and 15,000 shares are included in the computation of basic and diluted earnings per share for the years ended June 30, 2021, 2022 and 2023, respectively.